Annual Total Returns (Vanguard Mid-Cap Index Fund - Institutional Shares Institutional) (Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Index Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Annual Total Return
2012	16.01%
2011	(1.96%)
2010	25.67%
2009	40.51%
2008	(41.76%)
2007	6.22%
2006	13.78%
2005	14.09%
2004	20.45%
2003	34.33%